Commitments and Contingencies - Underwriting Agreement (Details)	3 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Commitments And Contingencies [Line Items]
Underwriting discount Per Unit | $ / shares	$ 0.20
Initial Public Offering
Commitments And Contingencies [Line Items]
Underwriting discount	$ 1,500,000
Over-allotment
Commitments And Contingencies [Line Items]
Additional purchase units | shares	1,125,000
Underwriting discount	$ 1,725,000